Significant Accounting Policies (Details) - USD ($)		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Significant Accounting Policies (Details) [Line Items]
Aggregate of ordinary shares purchase	843,750
Federal depository insurance coverage (in Dollars)		$ 250,000
Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Aggregate of ordinary shares purchase		13,892,395